Balance of Profit attributable to non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit attributable to non-controlling interests	R$ 31,272	R$ 32,224	R$ 224,518
Of which:
Santander Leasing S.A. Arrendamento Mercantil		(444)	3
Getnet S.A.			3,962
Olé Consignado S.A.			199,332
Banco PSA Finance Brasil S.A.	12,688	14,146	15,887
Rojo Entretenimento S.A.	(148)	(159)	230
Banco Hyundai Capital	21,563	18,681	2,520
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	1,569
Toro Corretora de Títulos e Valores Mobiliários Ltda.	(4,400)
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)			R$ 2,584